STOCKHOLDERS EQUITY (Details 2) - Warrant [Member] - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Exercise price			$ 1.00	$ 1.44
Minimum [Member]
Volatility	63.60%	63.50%	63.50%	56.40%
Risk-free rate	0.87%	0.20%	0.20%	0.30%
Exercise price	$ 0.84	$ 0.75	$ 0.75	$ 0.75
Contractual term	4 years	4 years	4 years	4 years
Maximum [Member]
Volatility	64.00%	66.50%	65.80%	74.10%
Risk-free rate	2.42%	0.50%	0.90%	1.80%
Exercise price	$ 1.24	$ 3.75	$ 3.75	$ 3.75
Contractual term	5 years	5 years